Label	Element	Value
Lord Abbett Short Duration High Income Municipal Bond Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Short Duration High Income Municipal Bond Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek a high level of income exempt from federal income tax.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 130 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest exempt from federal income tax. These municipal bonds and other securities in which the Fund may invest may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. Normally, the Fund seeks to maintain an investment portfolio with a weighted average effective duration of less than 4.5 years.

Although the Fund may invest in municipal bonds in any rating category, under normal conditions, the Fund invests at least 50% of its net assets in municipal bonds rated BBB+/Baa1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or that are unrated but deemed by Lord, Abbett & Co. LLC (“Lord Abbett”) to be of comparable quality, with a particular emphasis on lower rated municipal bonds (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds), which are bonds that are rated BB+/Ba1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality. The Fund may invest without limitation in unrated municipal bonds, which may constitute a significant portion of the Fund’s portfolio.

The Fund also may invest in defaulted securities (i.e., bonds on which the issuer has not paid principal or interest on time) and securities of issuers that are or may become involved in reorganizations, financial restructurings, or bankruptcy (commonly referred to as “distressed debt”). The Fund presently does not intend to invest more than 20% of its net assets (measured at the time of investment) in such defaulted or distressed securities. However, the Fund’s defaulted or distressed debt holdings may exceed this level from time to time if the Fund purchased securities that were not considered in default or distressed at their time of purchase and such securities subsequently become defaulted or distressed. These investment strategies are generally higher risk relative to strategies employed by funds that invest primarily in investment grade municipal bonds.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, municipal leases, and variable rate demand notes. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 100% of its net assets in private activity bonds (commonly referred to as “AMT paper”), which are a type of municipal bond that pays interest that is subject to AMT. Although the Fund is permitted to invest up to

20% of its net assets in fixed income securities that pay interest that is subject to regular federal income tax, the Fund presently has no intention of investing in this manner. There is a risk that a bond issued as tax-exempt may be reclassified by the Internal Revenue Service (“IRS”) as taxable. The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any ‘‘industry’’ for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.

The Fund may invest up to 100% of its net assets in inverse floaters (also known as “residual interest bonds”), which are a type of derivative investment that provides leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates. The Fund also may invest in other types of derivatives, such as futures, for non-hedging, hedging, or duration management purposes.

The Fund may invest in individual securities of any maturity or duration. Because the Fund primarily invests in short duration municipal bonds, it is less sensitive to interest rate changes than a fund that focuses on longer duration bonds.

The Fund’s portfolio management team focuses on credit risk analysis, tax exempt income yield, total return potential, interest rate risk, and call protection in managing its portfolio. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment or shows signs of deteriorating fundamentals, among other reasons.

The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Fund will not invest more than 25% of its total assets in any industry; however, this limitation does not apply to tax-exempt securities and securities issued by the U.S. Government or its agencies or instrumentalities. Certain types of municipal securities (including general obligation, general appropriation, municipal leases, special assessment, and special tax bonds) are not considered a part of any ‘‘industry’’ for purposes of this industry concentration policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. The Fund may invest without limitation in securities of issuers located in a single state, territory, municipality, or region.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter 4th Q 2023 +3.29% Worst Quarter 1st Q 2022 -6.04%
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Lord Abbett Short Duration High Income Municipal Bond Fund | PRINCIPAL RISKS
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

Lord Abbett Short Duration High Income Municipal Bond Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Lord Abbett Short Duration High Income Municipal Bond Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Lord Abbett Short Duration High Income Municipal Bond Fund | · Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the

Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Fixed Income Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news due to their increased credit risk relative to other fixed-income investments. In addition, as interest rates rise, the Fund’s investments typically will lose value. Fiscal, economic, monetary, or other governmental policies or measures have in the past—and may in the future—cause or exacerbate interest rate risks.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Municipal Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds), or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Below Investment Grade Municipal Bond Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Below Investment Grade Municipal Bond Risk: Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but have greater price fluctuations and a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid due to such factors as specific municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such bonds more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Call Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Call Risk: A substantial portion of bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. Issuers may call outstanding bonds when there is a decline in interest rates, when credit spreads change, or when the issuer’s credit quality improves. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Credit Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Credit Risk: Municipal bonds are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. Credit risk varies based upon the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory, or possession. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Defaulted Bonds Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Defaulted Bonds Risk: Defaulted bonds are subject to greater risk of loss of income and principal than securities of issuers whose debt obligations are being met. Defaulted bonds are considered speculative with respect to the issuer’s ability to make interest payments and pay its obligations in full. The repayment of defaulted bonds therefore is subject to significant uncertainties, and in some cases, there may be no recovery of repayment. Defaulted bonds may be repaid only after lengthy workout or bankruptcy proceedings, which typically result in only partial recovery of cash payments or an exchange of the defaulted bond for other securities of the issuer or its affiliates.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Inverse Floater Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Inverse Floater Risk: The Fund’s use of inverse floaters may reduce the Fund’s returns and/or increase the Fund’s volatility. Distributions on inverse floaters are inversely related to short-term municipal bond interest rates. Therefore, distributions paid to the Fund on its inverse floaters will fall when short-term municipal interest rates rise and will rise when short-term municipal interest rates fall. Holders of inverse floaters bear the risk of the fluctuation in value of the issuing trust’s underlying municipal bonds because holders of the floaters have the right to tender their notes back to the trust for payment at par plus accrued interest. This creates effective leverage because the Fund’s net cash investment is significantly less than the value of the underlying bonds. The leverage ratio increases as the value of the inverse floaters becomes a greater proportion of the value of the municipal bonds deposited into the trust.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Distressed Debt Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Distressed Debt Risk: Distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high-yield debt securities. The Fund is subject to an increased risk that it may lose a portion or all of its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt. The prices of distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities. During an economic downturn or substantial period of rising interest rates, distressed debt issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. Moreover, it is unlikely that a liquid market will exist for the Fund to sell its holdings in distressed debt securities.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Extension Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Extension Risk: Rising interest rates may cause an issuer to pay off or retire a debt security later than expected, extending the duration of a bond, making it more sensitive to changes in interest rates reducing the bond’s value.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Governmental Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Governmental Risk: Government actions, including U.S. federal government actions and actions by local, state, and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund’s performance may be affected by local, state, and regional factors depending on the states or territories in which the Fund’s investments are issued.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Interest Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Municipal Asset-Backed Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Municipal Asset-Backed Securities Risk: A municipal asset-backed security is a type of pass-through instrument structured as a loan or note that pays interest that is eligible for exclusion from federal and state income taxation based upon the income from a collateralized underlying municipal asset or pool of municipal assets. Municipal asset-backed securities bear the risk that the underlying municipal assets will not be paid by issuers or by credit insurers or guarantors of such instruments. Some municipal asset-backed securities are unsecured or secured by lower-rated insurers or guarantors and thus may involve greater risk. Municipal asset-backed securities are subject to interest rate risk, credit risk and market risk. Certain municipal asset-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying assets tend to increase when interest rates fall and decrease when interest rates rise. When market interest rates increase, refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of municipal asset-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of municipal asset-backed securities may increase, the rates of prepayment of the underlying assets tend to increase, which shortens the effective duration of these securities.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Liquidity/Redemption Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Short Duration Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Short Duration Risk: Although any rise in interest rates is likely to cause the prices of debt obligations to fall, the comparatively short duration of the Fund’s portfolio holdings is intended to mitigate some of this risk. The Fund generally will earn less income and, during periods of declining interest rates, will provide lower total returns to investors than funds with longer durations.

Lord Abbett Short Duration High Income Municipal Bond Fund | · State and Territory Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• State and Territory Risk: From time to time, the Fund may be more exposed to risks affecting a particular state, territory (such as Puerto Rico), municipality, or region. As a result, adverse economic, political, and regulatory conditions affecting a single state, territory, municipality, or region (and their political subdivisions, agencies, instrumentalities, and public authorities) can disproportionately affect the Fund’s performance.

Lord Abbett Short Duration High Income Municipal Bond Fund | · Taxability Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Taxability Risk: There is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable (for example, if the bond was issued in a transaction deemed by the IRS to be abusive), creating taxable rather than tax- exempt income. In addition, the Fund may invest up to 100% of its net assets in municipal bonds the interest on which may be subject to AMT and invest up to 20% of its net assets in fixed income securities that pay interest that is subject to regular U.S. federal income tax. The income from private activity bonds is an item of tax preference for purposes of AMT, which may cause the income to be taxable to you. Additionally, the Fund’s use of derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you, and/or decrease the amount available for distribution to you as exempt-interest dividends.

Lord Abbett Short Duration High Income Municipal Bond Fund | Bloomberg Municipal Bond 1-8 Year Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg Municipal Bond 1-8 Year Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.97%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
Lord Abbett Short Duration High Income Municipal Bond Fund | 50% Bloomberg Municipal Bond 1-8 Year Index/50% Bloomberg Municipal High Yield 1-8 Year Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	50% Bloomberg Municipal Bond 1-8 Year Index/50% Bloomberg Municipal High Yield 1-8 Year Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.15%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
Lord Abbett Short Duration High Income Municipal Bond Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.87%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
Lord Abbett Short Duration High Income Municipal Bond Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1],[2]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.01%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.66%	[3]
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	584
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,029
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	291
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	431
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	584
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,029
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	3.29%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(6.04%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.15%
Annual Return [Percent]	oef_AnnlRtrPct	(0.20%)
Annual Return [Percent]	oef_AnnlRtrPct	5.30%
Annual Return [Percent]	oef_AnnlRtrPct	2.10%
Annual Return [Percent]	oef_AnnlRtrPct	7.05%
Annual Return [Percent]	oef_AnnlRtrPct	2.15%
Annual Return [Percent]	oef_AnnlRtrPct	4.08%
Annual Return [Percent]	oef_AnnlRtrPct	(9.29%)
Annual Return [Percent]	oef_AnnlRtrPct	4.19%
Annual Return [Percent]	oef_AnnlRtrPct	5.15%
Annual Return [Percent]	oef_AnnlRtrPct	4.27%
Lord Abbett Short Duration High Income Municipal Bond Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.13%
Lord Abbett Short Duration High Income Municipal Bond Fund | Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.32%
Lord Abbett Short Duration High Income Municipal Bond Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[4]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.85%	[5]
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.01%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.31%	[3]
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 233
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,400
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	415
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	718
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,400
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.59%	[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.86%	[6]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.69%	[6]
Lord Abbett Short Duration High Income Municipal Bond Fund | Class F Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.10%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.01%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.56%	[3]
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	701
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	179
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	313
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 701
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.48%
Lord Abbett Short Duration High Income Municipal Bond Fund | Class F3 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.01%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.41%	[3]
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	518
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	42
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	132
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	230
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 518
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.77%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
Lord Abbett Short Duration High Income Municipal Bond Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component1 Other Expenses	oef_Component1OtherExpensesOverAssets	0.01%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.46%	[3]
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	579
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	47
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	148
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	258
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 579
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.58%

[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the 18-month anniversary of the purchase falls.

[3]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[5]

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

[6]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.